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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08942

                         FIRST CAROLINA INVESTORS, INC.
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               (Exact name of registrant as specified in charter)

                             9347 B FOUNDERS STREET
                         FORT MILL, SOUTH CAROLINA 29706
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               (Address of principal executive offices)(Zip Code)

                                 BRENT D. BAIRD
                         FIRST CAROLINA INVESTORS, INC.
                             9347 A FOUNDERS STREET
                         FORT MILL, SOUTH CAROLINA 29706
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (803)802-0890

                      Date of fiscal year-end: December 31

                     Date of reporting period: June 30, 2004


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507. Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.




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ALDERWOODS GROUP, INC.

Ticker:  AWGI
Security ID:  014383103
Meeting Type:  Annual
Rec Date: March 8, 2004
Meeting Date: May 4, 2004

#     Proposal                                 Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director Lloyd E. Campbell         For       For         Management
1.2   Elect Director Anthony G. Eames          For       For         Management
1.3   Elect Director Charles M. Elson          For       For         Management
1.4   Elect Director David R. Hilty            For       For         Management
1.5   Elect Director Paul A. Houston           For       For         Management
1.6   Elect Director Olivia F. Kirtley         For       For         Management
1.7   Elect Director John S. Lacey             For       For         Management
1.8   Elect Director William R. Riedi          For       For         Management
1.9   Elect Director W. MacDonald Snow         For       For         Management
2.    Ratify Auditors                          For       For         Management
--------------------------------------------------------------------------------

ALLIED HEALTHCARE INTERNATIONAL, INC.

Ticker:  AHCI
Security ID: 019222108
Meeting Type:  Annual
Rec Date: October 1, 2003
Meeting Date: November 14, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Brent D. Baird             For       For        Management
1.2   Elect Director James B. Hickey, Jr.       For       For        Management
1.3   Elect Director Dr. William A. Peck        For       For        Management
1.4   Elect Director Carl R. Refsland           For       For        Management
1.5   Elect Director John D. Weil               For       For        Management
--------------------------------------------------------------------------------

AMCAST INDUSTRIAL CORPORATION

Ticker:  AICO.OB
Security ID: 023395106
Meeting Type:  Annual
Rec Date: October 20, 2003
Meeting Date: December 17, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
l.l   Elect Director Robert C. Ayotte           For       For        Management
1.2   Elect Director Leo W. Ladehoff            For       For        Management
1.3   Elect Director Richard A. Smith           For       For        Management
--------------------------------------------------------------------------------

BARRISTER GLOBAL SERVICES NETWORK, INC.
Ticker:  BRTR.PK
Security ID: 068659200
Meeting Type:  Annual
Rec Date:  July 28, 2003
Meeting Date:  September 22, 2003

#    Proposal                                   Mgt Rec   Vote Cast   Sponsor
1.1  Elect Director Joseph A. Alutto            For                   Management
1.2  Elect Director Franklyn S. Barry, Jr.      For                   Management
l.3  Elect Director William O. Bray             For                   Management
1.4  Elect Wrren E. Emblidge, Jr.               For                   Management
1.5  Elect Director Richard E. McPherson        For                   Management
1.6  Elect Director James D. Morgan             For                   Management
1.7  Elect Director Henry P. Semmelhack         For                   Management
2.   Ratify Auditors                            For                   Management

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COAST FINANCIAL HOLDINGS, INC.

Ticker:  CFHI
Security ID: 190354100
Meeting Type:  Annual
Rec Date: March 19, 2004
Meeting Date: May 18, 2004

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director James K. Toomey            For       For         Management
1.2   Elect Director Joseph Gigliotti           For       For         Management
1.3   Elect Director Kennedy Legler,III         For       For         Management
l.4   Elect Director Paul G. Nobbs              For       For         Management
1.5   Elect Director Thomas M. O'Brien          For       For         Management
1.6   Elect Director Brian P. Peters            For       For         Management
1.7   Elect Director John R. Reinemeyer         For       For         Management
1.8   Elect Director Michael T. Ruffing         For       For         Management
2.    Ratify Auditors                           For       For         Management
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ECOLOGY & ENVIRONMENT, INC.

Ticker:  EEI
Security ID: 278878103
Meeting Type:  Annual
Rec Date: December 1, 2003
Meeting Date: January 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director Ross M. Cellino            For       For         Management
1.2   Elect Director Timothy Butler             For       For         Management
2.    Ratify Auditor                            For       For         Management
3.    Adopt 2003 Company Stock Award Plan       For       For         Management
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EVANS BANCOPR, INC.

Ticker:  EVBN
Security ID: 29911Q208
Meeting Type:  Annual
Rec Date: March 8, 2004
Meeting Date: April 20, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Phillip Brothman           For       For        Management
1.2   Elect Director Mary C. Militello          For       For        Management
1.3   Elect Director David M. Taylor            For       For        Management
1.4   Elect Director Thomas H. Waring,Jr.       For       For        Management

--------------------------------------------------------------------------------

THE FINOVA GROUP, INC.

Ticker:  FNVG.OB
Security ID: 317928109
Meeting Type:  Annual
Rec Date: March 15, 2004
Meeting Date: May 12, 2004

#     Proposal                                   Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Thomas F. Boland            For       Withheld   Management
1.2   Elect Director Ian M. Cumming              For       Withheld   Management
1.3   Elect Director Robert Durham               For       Withheld   Management
1.4   Elect Director Thomas E. Mara              For       Withheld   Management
1.5   Elect Director R. Gregory Morgan           For       Withheld   Management
1.6   Elect Director Kenneth R. Smith            For       Withheld   Management
1.7   Elect Director Joseph S. Steinbe           For       Withheld   Management
--------------------------------------------------------------------------------

FIRST CAROLINA INVESTORS, INC.

Ticker:  FCAR.OB
Security ID: 319420105
Meeting Type:  Annual
Rec Date: April 1, 2004
Meeting Date: May 19, 2004

#     Proposal                                  Mtg Rec   Vote Cast   Sponsor
1.1   Elect Director Bruce C. Baird             For       For         Management
1.2   Elect Director Theodore E. Dann,Jr        For       For         Management
1.3   Elect Director Patrick W. E. Hodgson      For       For         Management
1.4   Elect Director James E. Traynor           For       For         Management
1.5   Elect Director Thomas E. Webb III         For       For         Management
2.    Ratify Auditors                           For       For         Management
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M & T BANK CORPORATION

Ticker:  MTB
Security ID: 55261F104
Meeting Type:  Annual
Rec Date: February 27, 2004
Meeting Date: April 20, 2004

#      Proposal                                  Mgt Rec  Vote Cash   Sponsor
1.1    Elect Director William F. Allyn           For      For         Management
1.2    Elect Director Brent D. Baird             For      For         Management
1.3    Elect Director Robert J. Bennett          For      For         Management
1.4    Elect Director C. Angela Bontempo         For      For         Management
1.5    Elect Director Robert T. Brady            For      For         Management
1.6    Elect Director Emerson L. Brumb           For      For         Management
1.7    Elect Director Michael D. Buckley         For      For         Management
1.8    Elect Director Patrick J. Callan          For      For         Management
1.9    Elect Director R. Carlos Carballada       For      For         Management
1.10   Elect Director Jefferson Cunningham III   For      For         Management
1.11   Elect Director Donald Devorris            For      For         Management
1.12   Elect Director Richard E. Garman          For      For         Management
1.13   Elect Director James V. Glynn             For      For         Management
1.14   Elect Director Derek C. Hathaway          For      For         Management
1.15   Elect Director Daniel R. Hawbaker         For      For         Management
1.16   Elect Director Patrick W. E. Hodgson      For      For         Management
1.17   Elect Director Gary Kennedy               For      For         Management
1.18   Elect Director Richard G. King            For      For         Management
1.19   Elect Director Reginald B. Newman,II      For      For         Management
1.20   Elect Director Jorge G. Pereira           For      For         Management
1.21   Elect Director Michael P. Pinto           For      For         Management
1.22   Elect Director Robert E. Sadler,Jr.       For      For         Management
1.23   Elect Director Eugene J. Sheehy           For      For         Management
1.24   Elect Director Stephen G. Sheetz          For      For         Management
1.25   Elect Director Herbert L. Washington      For      For         Management
1.26   Elect Director Robert G. Wilmers          For      For         Management
2.     Ratify Auditors                           For      For         Management
--------------------------------------------------------------------------------

MERCHANTILE BANKSHARES CORPORATION

Ticker:  MRBK
Security ID: 587406101
Meeting Type:  Annual
Rec Date: April 2, 2004
Meeting Date: May 11, 2004

#    Proposal                                   Mgt Rec   Vote Cast   Sponsor
1.1  Elect Director Cynthia A. Archer           For       For         Management
1.2  Elect Director Richard O. Berndt           For       For         Management
1.3  Elect Director Howard B. Bowen             For       For         Management
1.4  Elect Director William R. Brody,M.D.       For       For         Management
1.5  Elect Director Edward J. Kelly,III         For       For         Management
1.6  Elect Director Morton B. Plant             For       For         Management
2.   Ratify Auditors                            For       For         Management
3.   Approve 1999 Omnibus Stock Plan,           For       For         Management
       as amended
4.   Approve Corporation and Participating      For       For         Management
     Affiliates Unfunded Deferred
     Compensation for Directors, as amended
--------------------------------------------------------------------------------

MERCHANTS GROUP, INC.

Ticker:  MGP
Security ID: 588539106
Meeting Type:  Annual
Rec Date: March 22, 2004
Meeting Date: May 5,2004

#     Proposal                                Mgt Rec    Vote Cast   Sponsor
1.1   Elect Director Brent D. Baird           For        For         Management
1.2   Elect Director Thomas E. Kahn           For        For         Management

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                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST CAROLINA INVESTORS, INC.


(Registrant)   FIRST CAROLINA INVESTORS, INC.

By (Signature and Title)*   /s/ Brent D. Baird
                                Brent D. Baird, Chief Executive Officer

Date:  August 25, 2004